LONG-TERM PREPAID EXPENSES, NET - Additional information (Details)	12 Months Ended
Sep. 30, 2025 USD ($)
LONG-TERM PREPAID EXPENSES, NET
Marketing expenses	$ 500,000
Marketing expense, term of service	24 months
Service cost	$ 2,497,939
Service cost, term of service	36 months